Revenue and other operating income	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue and other operating income	Revenue and other operating income
In the following table, revenue is disaggregated by type of contract

	June 30, 2024											June 30, 2023
	Marine							H2 INFRA	H2 INDUSTRY	Less: Eliminations	Total	Marine	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Other	Total					Euronav
Pool Revenue	113,125	—	—	8,889	—	—	122,014	—	—	—	122,014	362,745	—	362,745
Spot Voyages	219,780	29,705	—	—	—	—	249,485	—	—	—	249,485	243,381	—	243,381
Revenue from contracts with customers	332,905	29,705	—	8,889	—	—	371,499	—	—	—	371,499	606,126	—	606,126
Time Charters	92,284	176	9,011	1,794	17,060	553	120,878	—	—	—	120,878	81,990	—	81,990
Lease income	92,284	176	9,011	1,794	17,060	553	120,878	—	—	—	120,878	81,990	—	81,990
Total revenue	425,189	29,881	9,011	10,683	17,060	553	492,377	—	—	—	492,377	688,116	—	688,116

Other income	35,774	1,130	263	—	—	754	37,921	362	841	(879)	38,245	14,768	—	14,768
The decrease in revenue is mostly related to the decrease in pool revenue which is mainly due to a lower number of vessels in the pool as per June 30, 2024 compared to the first six months of 2023. The difference can be explained by comparing the respective TCE rates and on hire days. The TCE rates and on hire days for
VLCCs were 45,600 USD/day and 2,564 on hire days for the first half year of 2024 compared to 53,100 USD/day and 6,977 on hire days for the first six months of 2023.
For Suezmax spot voyages, the TCE rates for first half year 2024 and 2023 were respectively 54,600 USD/day compared to 69,700 USD/day. The decrease in revenue is partially compensated by the acquired vessels from CMB.TECH as per February 2024 active in the dry bulk segment. The increase in revenue from time charters of tankers is due to a higher number of vessels on time charter and the acquisition of CMB.TECH vessels on time charter.
Other operating income includes revenues related to the daily standard business operation of the fleet and that are not directly attributable to an individual voyage.
The increase in other operating income is mainly due to the sale of Euronav Ship Management Hellas (see Note 5), received liquidated damages resulting from the sale of the N-class vessels (Noble, Nectar and Newton) and to claim settlements.